Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	790,333	596,018
Valuation allowance	(790,333)	(596,018)
Total deferred tax assets	—	—